Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Income Taxes Disclosure [Line Items]
Availability of tax holiday	period of ten consecutive years	period of ten consecutive years
Net deferred tax assets	₨ 2,205		$ 29.2	₨ 2,407
Income Tax Act 1961 [Member]
Income Taxes Disclosure [Line Items]
Applicable income tax rate, percentage	15.00%	15.00%
Income Tax Act 1961 [Member] | Minimum [Member]
Income Taxes Disclosure [Line Items]
Statutory income tax rate	25.17%	25.17%
Income Tax Act 1961 [Member] | Maximum [Member]
Income Taxes Disclosure [Line Items]
Statutory income tax rate	34.94%	34.94%
Taxation Laws (Amendment) Act, 2019 [Member]
Income Taxes Disclosure [Line Items]
Reduced corporate tax rate	25.17%	25.17%
Reduction in deferred tax assets	₨ 281	$ 3.7
Reduction in deferred tax liabilities	278	$ 3.7
Net deferred tax assets	₨ 3		$ 0.0